Income Taxes - Schedule of Current Income Taxes Expense (Recovery) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Income Tax [Abstract]
Current	$ 0	$ 0
Adjustment of prior year income taxes expense (recovery)		(1,932,831)
Current income taxes expense (recovery)		$ (1,932,831)